Stock-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Options Granted and Outstanding

Options outstanding under the 2004 Plan, 2010 Plan and 2015 Plan are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2016 at prices ranging from $14.25 to $80.50 per share	169,838	402,045	571,883
December 31, 2015 at prices ranging from $14.25 to $87.45 per share	188,525	320,804	509,329
December 31, 2014 at prices ranging from $14.25 to $87.45 per share	111,605	207,296	318,901

Summary of Stock Option Activity

Activity in the stock option plans for the years ended December 31, 2016, 2015 and 2014, respectively, was as follows:

SUMMARY OF STOCK OPTION ACTIVITY

Years Ended December 31,	2016		2015		2014
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	509,329	$23.82	318,901	$28.34	299,107	$36.75
Granted	123,739	21.08	222,059	18.92	144,296	19.33
Exercised	(3,879)	18.38	(811)	15.20	(802)	14.98
Forfeited	(54,349)	30.42	(20,454)	17.47	(24,324)	17.12
Expired	(2,957)	76.65	(10,366)	64.17	(98,579)	43.63
Options outstanding, end of year	571,883	$22.37	509,329	$23.82	318,901	$28.34
Options exercisable, end of year	234,564	$26.56	164,384	$33.93	161,984	$37.14
Options vested or expected to vest (1)	413,641	$19.65	480,995	$24.28	287,202	$29.34

(1)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

Summary of Nonvested Option Activity

A summary of the Company’s nonvested Options at December 31, 2016, 2015 and 2014, respectively, is presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY

Years Ended December 31,	2016		2015		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	344,945	$7.24	156,917	$11.68	49,254	$17.75
Granted	123,739	5.90	222,059	6.16	144,296	8.70
Vested	(111,635)	9.20	(13,577)	7.96	(12,309)	8.44
Forfeited	(19,730)	6.38	(20,454)	7.30	(24,324)	7.91
Nonvested Options outstanding, end of year	337,319	$6.16	344,945	$7.24	156,917	$11.68

Summary of Nonvested Stock Award Activity

A summary of the Company’s nonvested Stock Awards at December 31, 2016, 2015 and 2014, respectively, is presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

Years Ended December 31,	2016		2015		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	279,964	$14.98	248,654	$14.22	86,366	$15.65
Issued	122,262	20.18	60,569	19.22	218,824	14.14
Vested	(135,236)	19.96	(24,959)	17.53	(21,930)	17.05
Forfeited	(12,014)	20.08	(4,300)	15.90	(34,606)	15.41
Nonvested Stock Awards outstanding, end of year	254,976	$20.18	279,964	$14.98	248,654	$14.22